Investment in Associate at Fair Value (Details Narrative) - USD ($) $ in Millions				6 Months Ended
	Nov. 30, 2023	Jun. 19, 2023	May 04, 2023	Jun. 30, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Investment				$ 6.0
Onkai Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Value conversion			$ 1.5	$ 3.8
Stock Issued During Period, Shares, Other		1,223,535
Converted basis		23.90%
Onkai Inc [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Value conversion	$ 1.5
Capital stock discount rate	15.00%